Our capital and liquidity - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 13,001	$ 11,071
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	558	$ 558
Liquidity risk | Credit Facility Due November 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 7,500
Extended maturity period (in years)	1 year
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Weighted average maturity period	12 years	11 years
Bottom of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	40.00%
Top of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	60.00%